Note 5 - Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Goodwill [Text Block]
5.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill represents the excess of the purchase price and related acquisition costs over the fair value assigned to the net tangible and other intangible assets acquired in a business acquisition. At December 31, 2025 and 2024, the Company's reportable operating segments were as follows:

•	Aerospace, Defense & Rugged Solutions: includes the 2010 acquisition of Cinch Connectors, the 2012 acquisitions of Fibreco Limited and GigaCom Interconnect, the 2013 acquisition of Array Connector, the 2014 acquisition of Emerson Network Power Connectivity Solutions, the 2021 acquisition of rms Connectors, the 2024 acquisition of Enercon, in addition to sales and an estimated allocation of expenses related to the ADRS segment manufactured at Bel sites that are not end market specific.

•	Industrial Technology & Data Solutions: includes the 2012 acquisition of Powerbox Italia, the 2013 acquisition of TE Connectivity's Coil Wound Magnetics business, the 2014 acquisition of ABB's Power Solutions business, the 2019 acquisition of the majority of CUI Inc.'s power products business, the 2021 acquisition of EOS, the 2023 equity method investment in innolectric, our Signal Transformer business, in addition to sales and an estimated allocation of expenses related to the ITDS segment manufactured at Bel sites that are not end market specific.

The changes in the carrying value of goodwill classified by our segment reporting structure for the year ended  December 31, 2025 are as noted in the table below.

	Total	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions
Balance at January 1, 2024:
Goodwill, gross	$26,642	$8,019	$18,623
Goodwill, net	$26,642	$8,019	$18,623

Goodwill allocation related to acquisition	182,905	182,905	-
Foreign currency translation	(1,511)	(70)	(1,441)

Balance at December 31, 2024:
Goodwill, gross	$208,036	$190,854	$17,182
Goodwill, net	$208,036	$190,854	$17,182

Goodwill allocation related to acquisition	3,809	$3,809	$-
Foreign currency translation	2,976	395	2,581

Balance at December 31, 2025:
Goodwill, gross	$214,821	$195,058	$19,763
Goodwill, net	$214,821	$195,058	$19,763

During the year ended December 31, 2025, the Company recorded a measurement period adjustment of $3.8 million attributable to tax liabilities, with a corresponding increase to goodwill. This adjustment resulted from the finalization of the purchase price allocation following the filing of the Company's tax return on October 15, 2025. The adjustment reflects a refinement to estimated amounts previously recognized at the Enercon acquisition date and impacted only the balance sheet, with no effect on the current-period statement of comprehensive income. During the year ended December 31, 2024, the Company recognized $182.9 million of goodwill related to the Enercon acquisition, as further discussed in Note 3, "Acquisition." The Company has accumulated impairment charges totaling $137.5 million, which were incurred under a former segment and reporting unit structure which was in place prior to October 1, 2019.

As discussed in Note 6, "Fair Value Measurements", goodwill is reviewed for impairment on a reporting unit basis annually during the fourth quarter of each year and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. In testing goodwill for impairment, we may perform both a qualitative assessment and quantitative assessment. For the qualitative test, the assessment is based on a review of general macroeconomic conditions, industry and market conditions, changes in cost factors, overall financial performance (both actual and expected performance) and other reporting unit-specific events such as significant changes in management, customers, litigation or a change in the carrying amount of net assets. If it is determined that a potential impairment may exist, we would proceed with a quantitative assessment. In cases where we elect to perform a quantitative assessment, we estimate the fair value of these reporting units using a weighting of fair values derived from income and market approaches. Under the income approach, we determine the fair value of a reporting unit based on the present value of estimated future cash flows. Cash flow projections are based on management's estimates of revenue growth rates and operating margins, taking into consideration industry and market conditions. The discount rate used is based on a weighted average cost of capital adjusted for the relevant risk associated with the characteristics of the business and the projected cash flows. The market approach estimates fair value based on market multiples of revenue and earnings derived from comparable publicly traded companies with similar operating and investment characteristics as the reporting unit.

2025 Annual Impairment Test

On October 1, 2025, the Company completed a quantitative assessment of our annual goodwill impairment test for our four existing reporting units. We concluded that the fair value of the Company's Power Solutions and Protection segment, Cinch Connectivity Solutions, Enercon and CUI reporting units exceeded the carrying value and that there was no indication of impairment.

The excess of estimated fair values over carrying value, including goodwill for each of our reporting units that had goodwill as of the 2025 annual impairment test were as follows:

Reporting Unit	% by Which Estimated Fair Value Exceeds Carrying Value
Power Solutions and Protection	540%
Cinch Connectivity Solutions	391%
CUI	72%
Enercon	56%

2024 Annual Impairment Test

On October 1, 2024, the Company completed a quantitative assessment of our annual goodwill impairment test for our Power Solutions and Protection segment, Cinch Connectivity Solutions, and CUI reporting units. The Company performed a qualitative analysis (Step 0) on the reporting units as of the October 1, 2024 testing date and concluded that the fair value these reporting units exceeded the carrying value and that there was no indication of impairment.

As noted above, the fair value determined in connection with the goodwill impairment test completed in the fourth quarter of 2025 exceeded the carrying value for each reporting unit. Therefore, there was no impairment of goodwill. However, i f the fair value decreases in future periods, the Company may need to complete an interim goodwill impairment test and any potential goodwill impairment charge would be dependent upon the estimated fair value of the reporting unit at that time and the outcome of the impairm ent test. The fair values of the assets and liabilities of the reporting unit, including the intangible assets, could vary depending on various factors.

The future occurrence of a potential indicator of impairment, such as a decrease in expected net earnings, adverse equity market conditions, a decline in current market multiples, a sustained decrease in the price of our common stock, a significant adverse change in legal factors or business climates, an adverse action or assessment by a regulator, unanticipated competition, strategic decisions made in response to economic or competitive conditions, or a more-likely-than-not expectation that a reporting unit or a significant portion of a reporting unit will be sold or disposed of, could require an interim assessment for some or all of the reporting units before the next required annual assessment. In the event of significant adverse changes of the nature described above, it may be necessary for us to recognize an additional non-cash impairment of goodwill, which could have a material adverse effect on our consolidated financial condition and consolidated results of operations.

Other Intangible Assets

Other identifiable intangible assets include patents, technology, license agreements, non-compete agreements and trademarks. Amounts assigned to these intangible assets have been determined by management. Management considered a number of factors in determining the allocations, including valuations and independent appraisals. Trademarks have indefinite lives and are reviewed for impairment on an annual basis, or when there is a triggering event. Other intangible assets, excluding trademarks, are being amortized over 1 to 17 years.

The Company tests indefinite-lived intangible assets for impairment using a fair value approach, the relief-from-royalty method (a form of the income approach). At December 31, 2025, the Company's indefinite-lived intangible assets related to the trademarks acquired in the Enercon, CUI, Power Solutions, Connectivity Solutions, Cinch and Fibreco acquisitions.

The components of definite and indefinite-lived intangible assets are as follows:

	December 31, 2025			December 31, 2024
	Gross Carrying	Accumulated	Net Carrying	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Patents, licenses and technology	$56,417	$15,642	$40,775	$56,628	$12,589	$44,039
Customer relationships	187,723	48,936	138,787	186,683	36,953	149,730
Trademarks	38,563	159	38,404	38,337	158	38,179
	$282,703	$64,737	$217,966	$281,648	$49,700	$231,948

The increases in gross carrying amounts noted above as of December 31, 2025 related to intangibles acquired in connection with the Enercon transaction, as further detailed in Note 3, "Acquisition." Amortization expense was $14.8 million, $6.5 million and $4.7 million during each of 2025, 2024 and 2023 respectively.

Estimated amortization expense for intangible assets for the next five years is as follows:

December 31,	Amortization Expense
2026	$14,781
2027	14,781
2028	14,715
2029	13,612
2030	12,259

2025 and 2024 Impairment Tests

The Company completed its annual indefinite-lived intangible assets impairment test as of October 1, 2025 and October 1, 2024. At the October 1, 2025 testing date, it was concluded that no indication of impairment was evident at the October 1, 2025 test date for the Company's indefinite-lived intangible assets. At the October 1, 2024 testing date, it was concluded that an impairment existed related to the Company's CUI tradename given the trade restrictions with one of its large suppliers in the PRC. In connection with the trade restriction, and the resulting loss of sales to our customers, the Company recorded a $0.4 million impairment charge related to the CUI tradename within the Company's ITDS segment during the year ended December 31, 2024. Management has concluded that the fair value of these trademarks exceeded the related carrying values at December 31, 2025 and  December 31, 2024, with no indication of impairment at either date.